Schedule of Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	$ (2,527)
Impact of the adoption of ASC 326	(178)
Charge-offs	2,742
Reduction in ACL for loan participations	5
Credit loss provision	(737)
ACL December 31, 2023	(695)
Performing Financial Instruments [Member] | Construction Loans A Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(174)
Impact of the adoption of ASC 326	(33)
Charge-offs
Reduction in ACL for loan participations	5
Credit loss provision	(13)
ACL December 31, 2023	(215)
Performing Financial Instruments [Member] | Construction Loans B Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(66)
Impact of the adoption of ASC 326	(1)
Charge-offs
Reduction in ACL for loan participations
Credit loss provision	35
ACL December 31, 2023	(32)
Performing Financial Instruments [Member] | Construction Loans C Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(9)
Impact of the adoption of ASC 326	(12)
Charge-offs
Reduction in ACL for loan participations
Credit loss provision	21
ACL December 31, 2023
Performing Financial Instruments [Member] | Development Loans A Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(37)
Impact of the adoption of ASC 326	35
Charge-offs
Reduction in ACL for loan participations
Credit loss provision	(3)
ACL December 31, 2023	(5)
Performing Financial Instruments [Member] | Development Loans B Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(2)
Impact of the adoption of ASC 326	2
Charge-offs
Reduction in ACL for loan participations
Credit loss provision	(0)
ACL December 31, 2023
Performing Financial Instruments [Member] | Development Loans C Credit Risk [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(7)
Impact of the adoption of ASC 326	(30)
Charge-offs
Reduction in ACL for loan participations
Credit loss provision	26
ACL December 31, 2023	(11)
Nonaccrual Loans [Member] | Secured Individually Evaluated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(247)
Impact of the adoption of ASC 326
Charge-offs	132
Credit loss provision	(236)
ACL December 31, 2023	(351)
Nonaccrual Loans [Member] | Unsecured Individually Evaluated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
ACL December 31, 2022	(1,986)
Impact of the adoption of ASC 326	(139)
Charge-offs	2,610
Reduction in ACL for loan participations
Credit loss provision	(566)
ACL December 31, 2023	$ (81)